Quarterly Results of Operations - Unaudited (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations

As recast for CAC Merger
(In millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
2017
Net revenues	$966	$1,008	$993	$1,901	$4,868
Income from operations	150	149	83	155	537
Net income/(loss)	(508)	(1,432)	(439)	2,004	(375)
Net income/(loss) attributable to Caesars	(507)	(1,432)	(433)	2,004	(368)
Basic earnings/(loss) per share	(3.44)	(9.62)	(2.90)	3.01	(1.32)
Diluted earnings/(loss) per share	(3.44)	(9.62)	(2.90)	2.48	(1.32)

2016
Net revenues	$953	$993	$985	$946	$3,877
Income/(loss) from operations	80	106	(52)	92	226
Net loss	(284)	(2,050)	(277)	(467)	(3,078)
Net loss attributable to Caesars	(287)	(2,054)	(244)	(464)	(3,049)
Basic loss per share	(1.97)	(14.09)	(1.66)	(3.16)	(20.85)
Diluted loss per share	(1.97)	(14.09)	(1.66)	(3.16)	(20.85)

As previously reported
(In millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
2017
Net revenues	$963	$1,002	$986
Income from operations	158	157	86
Net loss	(524)	(1,426)	(460)
Net loss attributable to Caesars	(546)	(1,442)	(468)
Basic loss per share	(3.71)	(9.68)	(3.14)
Diluted loss per share	(3.71)	(9.68)	(3.14)

2016
Net revenues	$950	$992	$986	$949	$3,877
Income/(loss) from operations	88	111	(44)	102	257
Net income/(loss)	(274)	(2,043)	5	(435)	(2,747)
Net loss attributable to Caesars	(308)	(2,077)	(643)	(541)	(3,569)
Basic loss per share	(2.12)	(14.25)	(4.38)	(3.68)	(24.41)
Diluted loss per share	(2.12)	(14.25)	(4.38)	(3.68)	(24.41)

Comparison to recast
(In millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
2017
Net revenues	$3	$6	$7
Income from operations	(8)	(8)	(3)
Net loss	16	(6)	21
Net loss attributable to Caesars	39	10	35
Basic loss per share	0.27	0.06	0.24
Diluted loss per share	0.27	0.06	0.24

2016
Net revenues	$3	$1	$(1)	$(3)	$—
Income/(loss) from operations	(8)	(5)	(8)	(10)	(31)
Net income/(loss)	(10)	(7)	(282)	(32)	(331)
Net loss attributable to Caesars	21	23	399	77	520
Basic loss per share	0.15	0.16	2.72	0.52	3.56
Diluted loss per share	0.15	0.16	2.72	0.52	3.56